Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Income Tax Expense to Profit (Loss)
The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020

Profit (loss) before income taxes	(387,290)	(1,445,554)	1,127,662
Brazilian statutory rate	34%	34%	34%
Tax benefit/(expense) at the statutory rate	131,679	491,488	(383,405)

Additions (exclusions):
Profit (loss) from entities subject to different tax rates	48,594	3,931	98,376
Profit (loss) from entities subject to different tax rates - Mark-to-market on equity securities designated at FVPL	(290,039)	(429,832)	—
Other permanent differences	(10,609)	4,325	(4,777)
Equity pickup on associates	(1,220)	(3,548)	(2,359)
Unrecorded deferred taxes	(33,465)	(40,165)	(31,531)
Previously unrecognized on deferred income tax (temporary and tax losses)	1,292	22,492	—
Unrealized gain on previously held interest on acquisition	—	6,161	1,017
Interest payments on net equity	560	5,933	12,276
R&D Tax Benefits	10,275	4,688	13,107
Other tax incentives	3,827	2,733	7,080
Total income tax and social contribution benefit/(expense)	(139,106)	68,206	(290,216)
Effective tax rate	(36%)	5%	26%

Current income tax and social contribution	(292,172)	(171,621)	(216,886)
Deferred income tax and social contribution	153,066	239,827	(73,330)
Total income tax and social contribution benefit/(expense)	(139,106)	68,206	(290,216)

Schedule of Net Changes in Deferred Income Taxes

	December 31, 2021 (Recasted)	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	December 31, 2022

Assets at FVOCI	127,335	88,395	—	—	215,730
Losses available for offsetting against future taxable income	317,725	—	67,909	—	385,634
Other temporary differences	107,364	—	166,261	—	273,625
Tax deductible goodwill	111,298	—	(42,281)	—	69,017
Share-based compensation	41,150	—	17,665	—	58,815
Contingencies arising from business combinations	48,284	—	3,029	—	51,313
Assets at FVPL	(4,583)	—	3,590	—	(993)
Technological innovation benefit	(18,493)	—	(13,064)	—	(31,557)
Temporary differences under FIDC	(69,556)	—	(78,368)	—	(147,924)
Intangible assets and property and equipment arising from business combinations	(709,943)	—	28,325	(12,318)	(693,936)
Deferred tax, net	(49,419)	88,395	153,066	(12,318)	179,724